Dear Pax World Growth Fund Shareholder,

     Since its inception in June of 1997, the Pax World Growth Fund has seen substantial growth in both assets and number of shareholders, with nearly $10 million in assets and more than 1,700 shareholders. In addition, we are pleased to report that the Fund's net asset value rose 7.56% during the first half of 1998.

     As we said in the 1997 Annual Report, we view the current underperformance of small-capitalization stocks relative to large-cap stocks as an opportunity to purchase some exciting value in the technology and small-cap areas. Over time, these companies typically grow at faster rates than the economy or the overall market, and we are hopeful this will ultimately be reflected in the performance of the Fund.

     In our view, three ongoing economic factors - low interest rates, benign inflation, and rising corporate profits - remain positive forces for rising equity prices. Although we are cautiously optimistic about the stock market this year, we believe that selectivity is becoming more important. Equally important will be the point of entry in establishing new investment positions, because many growth stocks are selling at unusually high valuations. As we continue to pursue our goal of long-term investment growth, we will maintain our discipline of buying growth at reasonable prices.

     The Fund begins the second half of 1998 with a high cash and equivalents position - 13% of assets - which gives it the flexibility to go in many directions as opportunities arise. We appreciate the trust you have placed in us to continue to search for exciting growth opportunities and, as always, invite you to call or write us in New Hampshire with your thoughts and ideas.

     Sincerely yours,

     /s/ Laurence A. Shadek             /s/ Thomas W. Grant

     Laurence A. Shadek                 Thomas W. Grant
     Chairman                           President

July 22, 1998

----------------------------------------
ASSET ALLOCATION, JUNE 30, 1998
----------------------------------------

[CHART]

Cash & Equivalents                 13%
U.S. Common Stocks                 77%
International Common Stocks        10%


----------------------------------------
SECURITY DIVERSIFICATION, JUNE 30, 1998
----------------------------------------

[CHART]

Consumer                           13%
Energy                              9%
Financial                           5%
Health Care                        21%
Telecommunications                 16%
Repurchase Agreement               11%
Technology                         23%

----------------------------------------


-----------------------------------
PORTFOLIO HIGHLIGHTS
SIX MONTHS ENDED 6/30/98
-----------------------------------

-----------------------------------
  KEY STATISTICS
-----------------------------------

Change in N.A.V. ($9.66
to $10.39) . . . . . . . . . .$0.73

12 Month Total Return*
(6/30/97 - 6/30/98). . . . . .1.27%

6 Month Total Return*
(12/31/97 - 6/30/98) . . . . .4.84%

Net Increase in Net Assets
Resulting from
Operations . . . . . . . . $493,713

Total Net
Assets . . . . . . . . . $9,557,144

-----------------------------------
  TEN LARGEST STOCK HOLDINGS
-----------------------------------
                         PERCENT OF
COMPANY                  NET ASSETS
Cable & Wireless
Communications ADR . . . . . . 3.9%
Worldcom Inc.. . . . . . . . . 3.8%
Pharmacia & Upjohn Inc.. . . . 3.6%
Genentech Inc. . . . . . . . . 3.6%
Amgen Inc. . . . . . . . . . . 3.4%
Biogen Inc.  . . . . . . . . . 3.1%
Network Associates Inc.. . . . 3.0%
Unum Corp. . . . . . . . . . . 2.9%
General Instrument Corp. . . . 2.8%
Netscape Communications
   Corp. . . . . . . . . . . . 2.8%
                              -----

Total. . . . . . . . . . . . .32.9%


* FIGURES FOR THE PAX WORLD GROWTH
FUND INCLUDE THE EFFECTS OF THE
MAXIMUM 2.5% SALES CHARGE.

                            PAX WORLD GROWTH FUND, INC.
                        SCHEDULE OF INVESTMENTS (UNAUDITED)
                                   June 30, 1998

                                            NUMBER OF                 PERCENT OF
NAME OF ISSUER AND TITLE OF ISSUE            SHARES       VALUE       NET ASSETS
--------------------------------------------------------------------------------
      COMMON STOCKS

CONSUMER
  Comcast Corp., Class A . . . . . . . .       5,000  $   202,969
  General Nutrition Co., Inc.. . . . . .       4,000      124,500
  Host Marriott Corp.. . . . . . . . . .      10,000      178,125
  Petsmart, Inc. . . . . . . . . . . . .      15,000      150,000
  Sony Corp. ADR . . . . . . . . . . . .       4,000      344,538
  Sylvan Learning Systems, Inc.. . . . .       7,500      245,625
                                                      -----------
                                                        1,245,757        13.0%
                                                      -----------

ENERGY
  Baker Hughes, Inc. . . . . . . . . . .       5,000      172,812
  EEX Corp.. . . . . . . . . . . . . . .      25,000      234,375
  Enron Corp.. . . . . . . . . . . . . .       5,000      270,313
  R&B Falcon Corp. . . . . . . . . . . .      10,000      226,250
                                                      -----------
                                                          903,750         9.5
                                                      -----------

FINANCIAL
  ElderTrust . . . . . . . . . . . . . .      10,000      171,875
  Unum Corp. . . . . . . . . . . . . . .       5,000      277,500
                                                      -----------
                                                          449,375         4.7
                                                      -----------

HEALTH CARE
  Amgen, Inc.. . . . . . . . . . . . . .       5,000      326,875
  BioChem Pharmaceuticals, Inc.. . . . .       5,000      132,500
  Biogen, Inc. . . . . . . . . . . . . .       6,000      294,000
  Centocor, Inc. . . . . . . . . . . . .       5,000      181,250
  CliniChem Development, Inc.. . . . . .         125          719
  Genentech, Inc.. . . . . . . . . . . .       5,000      339,375
  Genesis Health Ventures, Inc.. . . . .      10,000      250,000
  Pharmacia & Upjohn, Inc. . . . . . . .       7,500      345,938
  Sunrise Assisted Living, Inc.. . . . .       5,000      171,875
                                                      -----------
                                                      $ 2,042,532        21.4%
                                                      -----------

PAX WORLD GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED), CONTINUED

                                            NUMBER OF                 PERCENT OF
NAME OF ISSUER AND TITLE OF ISSUE            SHARES       VALUE       NET ASSETS
--------------------------------------------------------------------------------
      COMMON STOCKS, CONTINUED

TECHNOLOGY
  Applied Voice Technology, Inc. . . . .       4,000  $    92,000
  CIENA Corp.. . . . . . . . . . . . . .       3,500      243,687
  Cisco Systems, Inc.. . . . . . . . . .       2,500      235,494
  GM Hughes Electronics. . . . . . . . .       5,000      235,625
  General Instrument Corp. . . . . . . .      10,000      271,875
  Lernout & Hauspie Speech Products. . .       2,500      149,219
  Netscape Communications Corp.. . . . .      10,000      270,625
  Network Associates, Inc. . . . . . . .       6,000      287,250
  Oracle Systems Corp. . . . . . . . . .       5,000      122,812
  Security Dynamics Technologies, Inc. .       6,000      111,000
  Tellabs, Inc.. . . . . . . . . . . . .       2,000      143,250
                                                      -----------
                                                        2,162,837        22.6%
                                                      -----------

TELECOMMUNICATIONS
AirTouch Communications, Inc.. . . . . .       5,000      291,600
Cable & Wireless Communications ADR. . .      10,000      368,750
Nextel Communications, Inc.. . . . . . .      10,000      248,750
Telefonos de Mexico "L" ADS. . . . . . .       5,000      240,312
Worldcom, Inc. . . . . . . . . . . . . .       7,500      363,281
                                                      -----------
                                                        1,512,693        15.8
                                                      -----------     -------

    TOTAL COMMON STOCKS. . . . . . . . .                8,316,944        87.0
                                                      -----------     -------

      REPURCHASE AGREEMENT                PRINCIPAL
                                            AMOUNT
                                            ------

State Street Bank repurchase
  agreement, 4%, dated June 25, 1998,
  due July 1, 1998 (underlying
  security: 5.75% U.S. Government
  obligation due September 30, 1999;
  market value $1,017,538) . . . . . . .  $1,010,000    1,010,000        10.6
                                                      -----------     -------

    TOTAL INVESTMENTS. . . . . . . . . .                9,326,944        97.6

Cash, receivables and deferred costs
  less liabilities . . . . . . . . . . .                  230,200         2.4
                                                      -----------     -------

    NET ASSETS . . . . . . . . . . . . .              $ 9,557,144       100.0%
                                                      -----------     -------

SEE NOTES TO FINANCIAL STATEMENTS.

                            PAX WORLD GROWTH FUND, INC.
                  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                   June 30, 1998

                                       ASSETS

Investments, at value - note A
     Common stocks (cost - $7,943,426) . . . . . . . . . . . . . .  $ 8,316,944
     Repurchase agreement (cost - $1,010,000). . . . . . . . . . .    1,010,000
                                                                    -----------
                                                                      9,326,944

Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      596,397

Receivables
     Dividends and interest. . . . . . . . . . . . . . . . . . . .        2,923
     Reimbursement of expenses from Adviser. . . . . . . . . . . .       20,467

Organization costs - note A. . . . . . . . . . . . . . . . . . . .        4,000
Deferred offering costs - note A . . . . . . . . . . . . . . . . .       33,718
Deferred registration fees - note A  . . . . . . . . . . . . . . .       17,209
                                                                    -----------
          Total assets . . . . . . . . . . . . . . . . . . . . . .   10,001,658
                                                                    -----------

                                    LIABILITIES

Payables
     Investment securities purchased . . . . . . . . . . . . . . .      379,694
     Capital shares reacquired . . . . . . . . . . . . . . . . . .        9,789
     Organization costs, deferred offering costs and deferred
          registration fees payable to Adviser - note A. . . . . .       54,927

Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . .          104
                                                                    -----------
          Total liabilities. . . . . . . . . . . . . . . . . . . .      444,514
                                                                    -----------

               Net assets (equivalent to $10.39 per share based
                    on 919,546 shares of capital stock
                    outstanding) - note E. . . . . . . . . . . . .  $ 9,557,144
                                                                    -----------

               Net asset value and redemption price per share
                    ($9,557,144 DIVIDED BY 919,546 shares
                    outstanding) . . . . . . . . . . . . . . . . .     $10.39
                                                                       ------

               Offering price per share. . . . . . . . . . . . . .     $10.66
                                                                       ------

SEE NOTES TO FINANCIAL STATEMENTS.

                            PAX WORLD GROWTH FUND, INC.
                        STATEMENT OF OPERATIONS (UNAUDITED)
                           Six Months Ended June 30, 1998

Investment income (loss)
     Income - note A
          Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .                    $   11,128
          Interest . . . . . . . . . . . . . . . . . . . . . . . . . .                         7,595
                                                                                          ----------
               Total income. . . . . . . . . . . . . . . . . . . . . .                        18,723

     Expenses
          Investment advisory fee - note B . . . . . . . . . . . . . .     $   30,835
          Distribution expenses - note D . . . . . . . . . . . . . . .         70,799
          Legal fees and related expenses - note B . . . . . . . . . .         38,153
          Registration fees - note A . . . . . . . . . . . . . . . . .         22,379
          Custodian fees - note F. . . . . . . . . . . . . . . . . . .         20,319
          Audit fees . . . . . . . . . . . . . . . . . . . . . . . . .         16,666
          Transfer agent fee . . . . . . . . . . . . . . . . . . . . .         15,824
          Printing and postage . . . . . . . . . . . . . . . . . . . .         14,555
          Amortization of organization costs, deferred offering
               costs and deferred registration fees - note A . . . . .          6,866
          Directors' fees and expenses - note B. . . . . . . . . . . .          6,726
          Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,024
                                                                           ----------
               Total expenses. . . . . . . . . . . . . . . . . . . . .        245,146

               Less: Fees paid indirectly - note F . . . . . . . . . .         (3,797)
                     Expenses assumed by Adviser - notes B
                       and G . . . . . . . . . . . . . . . . . . . . .       (192,819)
                                                                           ----------
                     Net expenses. . . . . . . . . . . . . . . . . . .                        48,530
                                                                                          ----------

               Investment (loss) - net . . . . . . . . . . . . . . . .                       (29,807)
                                                                                          ----------

Realized and unrealized gain (loss) on investments - note C
     Net realized (loss) on investments. . . . . . . . . . . . . . . .                       (69,542)
     Change in unrealized appreciation of investments
          for the period . . . . . . . . . . . . . . . . . . . . . . .                       593,062
                                                                                          ----------
               Net gain on investments . . . . . . . . . . . . . . . .                       523,520
                                                                                          ----------

               Net increase in net assets resulting from operations. .                    $  493,713
                                                                                          ----------


SEE NOTES TO FINANCIAL STATEMENTS.

                           PAX WORLD GROWTH FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Period
                                                                                        March 12, 1997
                                                                                         (the date of
                                                                          Six Months   incorporation) to
                                                                            Ended        December 31,
                                                                        June 30, 1998        1997
                                                                        -------------    ------------
                                                                         (Unaudited)
Increase (decrease) in net assets
     Operations
          Investment (loss) - net. . . . . . . . . . . . . . . . . . .   $    (29,807)   $    (6,313)
          Net realized gain (loss) on investments. . . . . . . . . . .        (69,542)            45
          Change in unrealized appreciation
               (depreciation) of investments
                for the period . . . . . . . . . . . . . . . . . . . .        593,062       (219,544)
                                                                         ------------    -----------
               Net increase (decrease) in net assets
                    resulting from operations. . . . . . . . . . . . .        493,713       (225,812)
          Capital share transactions - note E. . . . . . . . . . . . .      4,458,203      4,831,040
                                                                         ------------    -----------
               Net increase in net assets. . . . . . . . . . . . . . .      4,951,916      4,605,228

Net assets
     Beginning of period . . . . . . . . . . . . . . . . . . . . . . .      4,605,228             --
                                                                         ------------    -----------
     End of period (including accumulated investment
          loss - net: $36,120 and $6,313,
          respectively)  . . . . . . . . . . . . . . . . . . . . . . .  $   9,557,144    $ 4,605,228
                                                                         ------------    -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                            PAX WORLD GROWTH FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                   June 30, 1998

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Pax World Growth Fund, Inc. ("Fund"), incorporated in Delaware on March 12, 1997, is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on June 9, 1997 with the issuance of 10,000 shares of capital stock to Pax World Management Corp., the Fund's Adviser ("Adviser"). Investment operations commenced July 9, 1997.

     The Fund's policy is to invest in securities of companies whose business is essentially directed toward non-military and life-supportive activities. Its investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities (common stock, securities convertible into common stock and preferred stock) of established companies with above-average growth prospects. Current income, if any, is incidental.

VALUATION OF INVESTMENTS

     Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system are valued using quotations obtained from the market maker where the security is traded most extensively. Repurchase agreements are valued at cost; interest accrued to June 30 is included in interest receivable.

ORGANIZATION COSTS

     Costs incurred in connection with the organization of the Fund ($5,000) were paid initially by the Adviser. These costs were deferred and are being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced. The costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $500 for the six months ended June 30, 1998 is included on the statement of operations. Reference is made to note G.

DEFERRED OFFERING COSTS

     Costs incurred in connection with the initial offering of the Fund's shares ($42,148) were paid initially by the Adviser. These costs were deferred and are being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced. The costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $4,215 for the six months ended June 30, 1998 is included on the statement of operations. Reference is made to note G.

DEFERRED REGISTRATION FEES

     Initial state registration fees were paid initially by the Adviser. The portion of the fees incurred for the initial registration of the Fund with the 50 states and the Commonwealth of Puerto Rico ($21,511), as distinguished from the portion which represents the recurring, annual fee, was deferred and is being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced. The costs will be repaid to the Adviser in accordance with the amortization schedule.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED


Amortization expense of $2,151 for the six months ended June 30, 1998 is included on the statement of operations. Reference is made to note G.

     All recurring, annual fees are included on the statement of operations.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The Fund's repurchase agreements will be fully collateralized at all times by obligations issued or guaranteed by U.S. Government agencies and instrumentalities (other than the U.S. Treasury) in an amount at least equal to the purchase price of the underlying securities (including accrued interest earned thereon). In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss. The Fund has not experienced any such losses.

FEDERAL INCOME TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

     All distributions to shareholders are recorded by the Fund on the ex-dividend dates. There were no distributions made in 1997; there was a net investment loss for the period July 9, 1997 to December 31, 1997 and the capital gain for the same period was $45.

ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED


NOTE B - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Advisory Agreement ("Agreement") between the Fund and the Adviser, the Adviser furnishes investment advisory services in connection with the management of the Fund. Under the Agreement, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with its investment objectives, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that average net assets of the Fund are equal to or in excess of $5,000,000, the annual investment advisory fee will be 1% of its average daily net assets on the first $25,000,000 and 3/4% of its average daily net assets in excess of that amount. Two officers, who are also directors of the Fund, are also officers and directors of the Adviser and H.G. Wellington Capital Management, a division of H.G. Wellington & Co., Inc. ("Sub-Adviser"). Another officer of the Fund, who is not a director of the Fund, is also an officer and director of the Adviser. Two other officers of the Fund, who are not directors of the Fund, are also officers of the Adviser.

     The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of 1.5% of the average daily net asset value of the Fund per annum. Such expenses include (i) management, distribution and sub-advisory fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) the reimbursement of organization expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. The Adviser was required to supply and assume a total of $164,074 and $159,152, respectively, for such services for the six months ended June 30, 1998 and the period March 12, 1997 (the date of incorporation) to December 31, 1997. Additionally, the Adviser assumed, on a voluntary basis, expenses of $28,745 and $17,121, respectively, for the six months ended June 30, 1998 and the period March 12, 1997 (the date of incorporation) to December 31, 1997. Reference is made to note G.

     Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. The Sub-Adviser is compensated by the Adviser without reimbursement from the Fund.

     All Directors are paid by the Fund for attendance at directors' meetings.

     During the six months ended June 30, 1998, the Fund incurred legal fees and related expenses of $38,153 with Rosner Bresler Goodman & Unterman, LLP (now known as Bresler Goodman & Unterman, LLP), general counsel for the Fund. Mr. Lee Unterman, a partner with that firm, is Secretary of the Fund.

     All of the Adviser's capital stock is currently owned by four siblings whose family has an ownership interest in the Sub-Adviser, which is a division of the brokerage firm which the Fund utilizes to

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED


execute security transactions. Brokerage commissions paid to this firm during the six months ended June 30, 1998 and the period July 9, 1997 (the date investment operations commenced) to December 31, 1997 totaled $8,408 and $7,700, respectively (25.8% and 30.9% of total commissions for the respective periods).

     At the June 11, 1998 Annual Meeting, the shareholders approved changes to the Fund's investment policies to permit the Fund to invest in the Pax World Money Market Fund, which is also managed by the Adviser. As of June 30, 1998, the Fund had no investments in the Pax World Money Market Fund.


NOTE C - INVESTMENTS

     Purchases and proceeds from sales of investments, excluding short-term investments, aggregated $5,642,507 and $1,833,765, respectively, for the six months ended June 30, 1998. There were no U.S. Government agency bonds purchased or sold during the period.

     Net realized gain or loss on sales of investments is determined on the basis of identified cost. If determined on an average cost basis, the net realized loss for the six months ended June 30, 1998 would have been approximately the same.

     For Federal income tax purposes, the identified cost of investments owned at June 30, 1998 was $8,953,426.

NOTE D - DISTRIBUTION EXPENSES

     The Fund maintains a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, pursuant to which the Fund incurs the expenses of distributing the Fund's shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses). The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the Fund per annum. The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or
(b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties would be discontinued at that time.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED


NOTE E - CAPITAL AND RELATED TRANSACTIONS

  Transactions in capital stock were as follows:

                                                           Period June 9, 1997
                                                          (the date operations
                                  Six Months Ended            commenced) to
                                    June 30, 1998           December 31, 1997
                              -----------------------  ------------------------
                                 Shares     Dollars       Shares       Dollars
                              ----------  -----------  ----------   -----------
                                    (Unaudited)
  Shares sold. . . . . . . .     482,223  $ 4,863,115     482,291   $ 4,885,876

  Shares redeemed. . . . . .     (39,461)    (404,912)     (5,507)      (54,836)
                              ----------  -----------  ----------   -----------

  Net increase . . . . . . .     442,762  $ 4,458,203     476,784   $ 4,831,040
                              ----------  -----------  ----------   -----------


  The components of net assets at June 30, 1998 (unaudited), are as follows:
    Paid-in capital (25,000,000 shares of $1 par value authorized) . .    $ 9,289,243
    Accumulated net investment (loss). . . . . . . . . . . . . . . . .        (36,120)
    Accumulated capital (losses) . . . . . . . . . . . . . . . . . . .        (69,497)
    Net unrealized appreciation of investments . . . . . . . . . . . .        373,518
                                                                          -----------

        Net assets . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 9,557,144
                                                                          -----------


NOTE F - CUSTODIAN BANK AND CUSTODIAN FEES

    State Street Bank and Trust Company is the custodian bank for the Fund's assets. The custodian fees charged by the bank are reduced, pursuant to an expense offset arrangement, by an earnings credit which is based upon the average cash balances maintained at the bank. If the Fund did not have such an offset arrangement, it could have invested the amount of the offset in an income-producing asset.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED


NOTE G - EXPENSES ASSUMED BY ADVISOR

    The Adviser has assumed certain expenses incurred by the Fund, some in accordance with the Advisory Agreement (note B) and others on a voluntary basis, as follows:


    Expenses assumed by the Adviser in accordance with the Advisory Agreement,
        including amortization of the organization costs for the period ($500) . . .       $ 164,074

    Expenses assumed by the Adviser on a voluntary basis
        Recurring registration fees. . . . . . . . . . . . . . . . . . . . . . . . .          22,379
        Amortization of deferred offering costs. . . . . . . . . . . . . . . . . . .           4,215
        Amortization of deferred registration fees . . . . . . . . . . . . . . . . .           2,151
                                                                                           ---------

        Total expenses assumed by Adviser. . . . . . . . . . . . . . . . . . . . . .       $ 192,819
                                                                                           ---------

    The expenses assumed on a voluntary basis had the effect of reducing the annualized ratio of total expenses (after subtracting the expenses assumed by the Adviser in accordance with the Advisory Agreement) to average net assets from 2.47% to 1.59% for the six months ended June 30, 1998.

    Reference is made to notes A and B.

                 PAX WORLD GROWTH FUND, INC. - FINANCIAL HIGHLIGHTS

     The following per share data, ratios and supplemental data have been derived from information provided in the financial statements and the Fund's underlying financial records.

1. PER SHARE COMPONENTS OF THE NET CHANGE DURING THE PERIOD IN NET ASSET VALUE (BASED UPON AVERAGE NUMBER OF SHARES OUTSTANDING).


                                                                                            Period June 9, 1997
                                                                                           (the date operations
                                                                          Six Months Ended     commenced) to
                                                                           June 30, 1998     December 31, 1997
                                                                           -------------     -----------------
                                                                           (Unaudited)

     Net asset value, beginning of period. . . . . . . . . . . . . . .       $   9.66            $  10.00
                                                                             --------            --------

          Gain (loss) from investment operations
               Investment (loss), net. . . . . . . . . . . . . . . . .          (.03)               (.01)
               Realized and unrealized gain (loss) on
                    investments, net . . . . . . . . . . . . . . . . .            .76               (.33)
                                                                             --------            --------
                         Gain (loss) from investment operations. . . .            .73               (.34)
                                                                             --------            --------
     Net asset value, end of period. . . . . . . . . . . . . . . . . .       $  10.39            $   9.66
                                                                             --------            --------

---------------------------------------------------------------------------------------------------------
2.  TOTAL RETURN (A) . . . . . . . . . . . . . . . . . . . . . . . . .          7.56%             (3.40)%
---------------------------------------------------------------------------------------------------------

3.  RATIOS AND SUPPLEMENTAL DATA
          Ratio of total expenses to average net assets (B). . . . . .          1.59%               1.49%

          Ratio of investment (loss) - net to average net
               assets (B). . . . . . . . . . . . . . . . . . . . . . .         (.90)%              (.56)%

          Portfolio turnover rate. . . . . . . . . . . . . . . . . . .         33.18%              50.79%

          Net assets, end of period ('000s). . . . . . . . . . . . . .       $  9,557            $  4,605

          Number of capital shares outstanding, end
               of period ('000s) . . . . . . . . . . . . . . . . . . .            920                 477


     (A)  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
     (B)  These ratios have been annualized for both periods.

                                     This page
                             intentionally left blank.